Condensed Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($) $ in Thousands	Total	Sorrento	Legacy Common Stock	Common Stock	Preferred Stock Member	Additional Paid-in Capital	Additional Paid-in Capital Sorrento	Accumulated Deficit	Accumulated Deficit Sorrento
Balance at Dec. 31, 2019	$ (90,029)		$ 20	$ 0	$ 0	$ 126,578		$ (216,607)
Balance (in Shares) at Dec. 31, 2019			197,310	0	0
Stock options exercised value	$ 50					50
Stock options exercised (in shares)	38			38
Stock-based compensation	$ 5,395					5,395
Recapitalization DueToThe Business Combination Shares			(197,310)	132,888
Recapitalization Due to the Business Combination Value	20		$ (20)	$ 13		7
Distribution to sorrentos		$ (9,600)					$ (9,600)		$ 0
Cancellation of ordinary shares (in Shares)				(68)
Net income (loss)	(47,519)							(47,519)
Effect of business combination in value	(90,009)			$ 13		126,585		(216,607)
Effect of business combination (in Shares)				132,888
Balance at Dec. 31, 2020	$ (141,683)			$ 13		122,430		(264,126)
Balance (in Shares) at Dec. 31, 2020				132,858
Stock options exercised (in shares)	0
Stock-based compensation	$ 5,822					5,822
Adjustment to shares issued in Semnur Acquisition	409					409
Net income (loss)	(88,424)							(88,424)
Balance at Dec. 31, 2021	(223,876)			$ 13	$ 0	128,661		(352,550)
Balance (in Shares) at Dec. 31, 2021				132,858	0
Stock options exercised value	96					96
Stock options exercised (in shares)				202
Stock-based compensation	1,355					1,355
Net income (loss)	(9,143)							(9,143)
Balance at Mar. 31, 2022	(231,568)			$ 13	$ 0	130,112		(361,693)
Balance (in Shares) at Mar. 31, 2022				133,060	0
Balance at Dec. 31, 2021	(223,876)			$ 13	$ 0	128,661		(352,550)
Balance (in Shares) at Dec. 31, 2021				132,858	0
Stock options exercised value	$ 96					96
Stock options exercised (in shares)	202			202
Stock-based compensation	$ 5,280					5,280
Shares issued pursuant to the terms of the Debt Exchange Agreement, (In shares)				2,906	29,057
Shares issued pursuant to the terms of the Debt Exchange Agreement	289,733				$ 3	289,730
Shares issued as a result of the Business Combination, net of transaction activities (In Shares)				5,133
Shares issued as a result of the Business Combination, net of transaction activities	(8,706)			$ 1		(8,707)
Adjustment To Additional Paid In Capital License Transfer Net Of Discount, value	(4,127)					(4,127)
Aardvark SP-104 license transfer from Sorrento	(35)					(35)
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement (In Shares)				250
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement	1,238					1,238
Net income (loss)	(23,364)							(23,364)
Balance at Dec. 31, 2022	36,239			$ 14	$ 3	412,136		(375,914)
Balance (in Shares) at Dec. 31, 2022				141,349	29,057
Balance at Mar. 31, 2022	(231,568)			$ 13	$ 0	130,112		(361,693)
Balance (in Shares) at Mar. 31, 2022				133,060	0
Stock-based compensation	1,437					1,437
Aardvark SP-104 license transfer from Sorrento	(4,127)					(4,127)
Net income (loss)	(17,838)							(17,838)
Balance at Jun. 30, 2022	(252,096)			$ 13	$ 0	127,422		(379,531)
Balance (in Shares) at Jun. 30, 2022				133,060	0
Balance at Dec. 31, 2022	36,239			$ 14	$ 3	412,136		(375,914)
Balance (in Shares) at Dec. 31, 2022				141,349	29,057
Shares issued under Standby Equity Purchase Agreements, value	1,869					1,869
Shares issued under Standby Equity Purchase Agreements				462
Retainer shares issued	1			$ 1
Retainer share issued (in Shares)				4,000
Stock-based compensation	3,720					3,720
Net income (loss)	(30,753)							(30,753)
Balance at Mar. 31, 2023	11,076			$ 15	$ 3	417,725		(406,667)
Balance (in Shares) at Mar. 31, 2023				145,811	29,057
Balance at Dec. 31, 2022	$ 36,239			$ 14	$ 3	412,136		(375,914)
Balance (in Shares) at Dec. 31, 2022				141,349	29,057
Stock options exercised (in shares)	128
Balance at Jun. 30, 2023	$ 10,417			$ 15	$ 3	443,715		(433,316)
Balance (in Shares) at Jun. 30, 2023				148,700	29,057
Balance at Mar. 31, 2023	11,076			$ 15	$ 3	417,725		(406,667)
Balance (in Shares) at Mar. 31, 2023				145,811	29,057
Shares issued under Standby Equity Purchase Agreements, value	13,925					13,925
Shares issued under Standby Equity Purchase Agreements				2,084
Stock options exercised value	222					222
Stock options exercised (in shares)				128
Stock-based compensation	3,587					3,587
Net income (loss)	(26,649)							(26,649)
Conversion of convertible debentures into common stock, shares				632
Conversion of convertible debentures into common stock, value	7,735					7,735
Issuance of common stock upon warrants exercise, shares				45
Issuance of common stock upon warrants exercise, value	521					521
Balance at Jun. 30, 2023	$ 10,417			$ 15	$ 3	$ 443,715		$ (433,316)
Balance (in Shares) at Jun. 30, 2023				148,700	29,057